Shareholders' Equity - Summary of Reconciliation of RSU's (Detail)	6 Months Ended
Jun. 30, 2019 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding beginning balance | €	€ 20.03
Forfeited during the six month period | €	0
Vested during the six month period | €	20.03
Granted during the six month period | €	€ 0
Outstanding beginning balance	101,302
Forfeited during the six month period	0
Vested during the six month period	(24,330)
Granted during the six month period	0
Outstanding ending balance	76,972